SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of condensed financial statement balances and amounts of Company's VIEs
The following condensed financial statement balances and amounts of the Parent Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Parent Company, its subsidiaries and its VIEs.

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	41,441	54,602
Restricted cash	41,500	—
Amounts due from related parties	—	1,651
Accounts receivable, net	336,849	110,219
Contract assets, net	203,080	—
Assets from the investor assurance program, net	5,525	—
Prepaid expenses and other current assets	88,234	66,722
Deferred tax assets	56,027	54,973
Property and equipment, net	29,011	38,303
Right-of-use assets	—	36,534
Other long-term assets	212	—

TOTAL ASSETS	801,879	363,004

Payroll and welfare payables	110,562	29,386
Amounts due to related parties	84,509	722
Liabilities from the investor assurance program	1,547,072	—
Refund liabilities	84,498	180,104
Other guarantee liabilities	4,060	—
Tax payables	422,177	164,444
Accrued expenses and other current liabilities	201,007	121,319
Other payable related to the disposal of Shanghai Caiyin	—	839,830
Lease liabilities	—	34,620

TOTAL LIABILITIES	2,453,885	1,370,425

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenue	2,250,850	2,881,940	2,151,165
Operating income	686,661	685,206	583,741
Net income	539,545	611,758	571,227
Net cash provided by (used in) operating activities	104,752	(228,368)	19,465
Net cash provided by (used in) investing activities	61,215	(16,423)	(35,505)
Net cash provided by (used in) financing activities	13,876	(433,600)	(12,299)

Summary of loans under investor assurance program	The table below pertains to information related to existing unsecured loans facilitated prior to April 28, 2018:

As of December 31, 2018	Current loan products	Other online standard loan products	Offline and non- standard loan products	Loans related to other guarantee liabilities
Total outstanding loan balances	1,224,961	169,072	3,554,398	—
Maximum potential undiscounted future payments	1,265,267	180,845	3,847,072	4,060
Remaining weighted average contractual term	2.3	8.8	10.5	—
Net expected accumulative loss rate on outstanding loans	11.3%	16.0%	19.0%	—

Summary of restricted cash
The balance of restricted cash as of December 31, 2018 and December 31, 2019 is comprised of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Restricted cash related to:
Investor assurance program	41,000	—
Others	500	—

Total restricted cash	41,500	—

Summary of movement of restricted cash related to investor assurance program
The movement of restricted cash related to guarantee liabilities, which covers both liabilities from the investor assurance program and other guarantee liabilities for the years ended December 31, 2018 and 2019 is presented as follows:

	Year ended December 31,
	2018	2019
	RMB	RMB
Beginning balance	154,742	41,000
Service fees collected by Shanghai Caiyin and deposited directly into restricted cash (1)	2,284,291	193,632
Transfer from cash (2)	1,079,932	609,951
Gross payouts related to guarantee liabilities	(4,099,353)	(1,002,671)
Gross recoveries related to guarantee liabilities	621,388	160,970
Transfer out due to disposal of Shanghai Caiyin	—	(2,882)

Ending balance	41,000	—

(1)	Service fees collected from borrowers represents service fees collected by Shanghai Caiyin in the year presented that are directly deposited to the restricted cash accounts.

(2)	Transfer from cash represents cash transferred by the Company into the designated deposit account when the balance of the account is not sufficient to compensate losses for all investors.

Summary of property and equipment estimated useful lives	Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated useful life
Electronic equipment	3 years

Office equipment & Furniture	5 years

Motor vehicles	4 years

Leasehold improvement	Shorter of the lease term or expected useful life

Software	10 years

Summary of disaggregation of revenue by product
The following table illustrates the disaggregation of revenue by product and services the Company offered in 2017, 2018 and 2019, respectively:

For the year ended December 31, 2017	Loan facilitation services	Post-origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	678,003	21,067	15,330	714,400
Other online standard loan products	637,860	60,070	80,225	778,155
Offline and non-standard loan products	540,721	44,301	722	585,744
Other services	—	—	172,551	172,551

Total	1,856,584	125,438	268,828	2,250,850

For the year ended December 31, 2018	Loan facilitation services	Post-origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	2,245,941	174,370	27,021	2,447,332
Other online standard loan products	51	26,938	89,582	116,571
Offline and non-standard loan products	916	40,660	1,918	43,494
Other services	—	—	274,543	274,543

Total	2,246,908	241,968	393,064	2,881,940

For the year ended December 31, 2019	Loan facilitation services	Post-origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	1,742,708	230,024	1,648	1,974,380
Other online standard loan products	4,357	5,854	6	10,217
Offline and non-standard loan products	—	31,169	1,177	32,346
Other services	—	—	213,233	213,233

Total	1,747,065	267,047	216,064	2,230,176

Summary of incentives paid to investors	Such incentives are recorded as a reduction of revenue over the investment period and the incentive accrued not paid are recorded as refund liabilities based on the management’s best estimate.

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Incentives paid to:
New investors	69,150	89,776	92,696
Returning investors	100,000	206,380	353,297

Total incentives paid to investors	169,150	296,156	445,993

Summary of accounts receivable
The Company’s accounts receivable as of December 31, 2018 are as follows:

	Accounts Receivable	Allowance for uncollectible receivables	Accounts receivable, net
	RMB	RMB	RMB
Current loan products	364,863	(28,014)	336,849
Other online standard loan products	—	—	—
Offline and non-standard loan products	—	—	—
Other services	—	—	—

Total	364,863	(28,014)	336,849

The Company’s accounts receivable as of December 31, 2019 are as follows:

	Accounts Receivable	Allowance for uncollectible receivables	Accounts receivable, net
	RMB	RMB	RMB
Current loan products	196,148	(60,444)	135,704
Other online standard loan products	3,695	(235)	3,460
Offline and non-standard loan products	—	—	—
Other services	—	—	—

Total	199,843	(60,679)	139,164

Summary of aging of accounts receivable
The aging of accounts receivable as of December 31, 2018 is presented as follows:

	Current loan products	Other online standard loan products	Offline and non-standard loan products	Other Services	Total
	RMB	RMB	RMB	RMB	RMB
0-30 days	351,250	—	—	—	351,250
31-60 days	6,945	—	—	—	6,945
60-90 days	6,668	—	—	—	6,668

Total	364,863	—	—	—	364,863

The aging of accounts receivable as of December 31, 2019 is presented as follows:

	Current loan products	Other online standard loan products	Offline and non-standard loan products	Other Services	Total
	RMB	RMB	RMB	RMB	RMB
0-30 days	187,575	3,690	—	—	191,265
31-60 days	2,984	—	—	—	2,984
60-90 days	4,620	5	—	—	4,619
Over 90 days 1	969	—	—	—	969

Total	196,148	3,695	—	—	199,843

Summary of movement of accounts receivable
The movement of accounts receivable for the year ended December 31, 2018 is as follows:

	Opening balance as of January 1, 2018	Addition in the current year	Collection in the current year	Write off in the current year	Ending balance as of December 31, 2018
	RMB	RMB	RMB	RMB	RMB
Current loan products	—	1,517,277	(1,128,998)	(23,416)	364,863
Other online standard loan products	—	2	(2)	—	—
Offline and non-standard loan products	—	18	(18)	—	—
Other services	—	4,252	(4,252)	—	—

Total	—	1,521,549	(1,133,270)	(23,416)	364,863

The movement of accounts receivable for the year ended December 31, 2019 is as follows:

	Opening balance as of January 1, 2019	Addition in the current year	Collection in the current year	Write off in the current year	Ending balance as of December 31, 2019
	RMB	RMB	RMB	RMB	RMB
Current loan products	364,863	2,398,006	(2,454,752)	(111,969)	196,148
Other online standard loan products	—	5,498	(1,801)	(2)	3,695
Other services	—	—	—	—	—

Total	364,863	2,403,504	(2,456,553)	(111,971)	199,843

Summary of movement of allowance for uncollectible receivables
The movement of allowance for uncollectible receivables for the year ended December 31, 2018 is as follows:

	Opening balance as of January 1, 2018	Current year net provision	Write off in the current year	Ending balance as of December 31, 2018
	RMB	RMB	RMB	RMB
Current loan products	—	(51,430)	23,416	(28,014)
Other online standard loan products	—	—	—	—
Offline and non-standard loan products	—	—	—	—
Other services	—	—	—	—

Total	—	(51,430)	23,416	(28,014)

The movement of allowance for uncollectible receivables for the year ended December 31, 2019 is as follows:

	Opening balance as of January 1, 2019	Current year net provision	Write off in the current year	Ending balance as of December 31, 2019
	RMB	RMB	RMB	RMB
Current loan products	(28,014)	(144,399)	111,969	(60,444)
Other online standard loan products	—	(237)	2	(235)

Total	(28,014)	(144,636)	111,971	(60,679)

Summary of movement of contract assets
The movement of contract assets for the year ended December 31, 2018 is as follows:

	Opening balance as of January 1, 2018	Addition in the current year	Collection in the current year	Write off in the current year	Ending balance as of December 31, 2018
	RMB	RMB	RMB	RMB	RMB
Current loan products	335,550	898,142	(1,001,265)	(177,812)	54,615
Other online standard loan products	162,942	26,987	(107,384)	(68,443)	14,102
Offline and non-standard loan products	376,304	41,548	(244,329)	(10,497)	163,026
Other services	6,500	270,291	(265,653)	—	11,138

Total	881,296	1,236,968	(1,618,631)	(256,752)	242,881

The movement of contract assets for the period ended August 31, 2019 is as follows:

	Opening balance as of January 1, 2019	Addition in the current year	Collection in the current year	Write off in the current year	Transfer out due to disposal of Shanghai Caiyin	Reclass to refund liability 2	Ending balance as of December 31, 2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current loan products	54,615	41,747	(41,134)	(46,306)	(140,988)	(132,066)	—
Other online standard loan products	14,102	3,827	(10,398)	(5,382)	(6,492)	(4,343)	—
Offline and non-standard loan products	163,026	21,704	(107,591)	(35,674)	(43,011)	(1,546)	—
Other services	11,138	—	(11,138)	—	—	—	—

Total	242,881	67,278	(170,261)	(87,362)	(190,491)	(137,955)	—

Summary of movement of allowance for uncollectible contract assets
The movement of allowance for uncollectible contract assets for the year ended December 31, 2018 is as follows:

	Opening balance as of January 1, 2018	Current year net provision	Current year write- off	Ending balance as of December 31, 2018
	RMB	RMB	RMB	RMB
Current loan products	(32,571)	(179,153)	177,812	(33,912)
Other online standard loan products	(42,484)	(28,957)	68,443	(2,998)
Offline and non-standard loan products	(6,950)	(6,438)	10,497	(2,891)
Other services	—	—	—	—

Total	(82,005)	(214,548)	256,752	(39,801)

The movement of allowance for uncollectible contract assets for the year ended December 31, 2019 is as follows:

	Opening balance as of January 1, 2019	Current year net provision	Current year write-off	Transfer out due to disposal of Shanghai Caiyin	Ending balance as of December 31, 2019
	RMB	RMB	RMB	RMB	RMB
Current loan products	(33,912)	(12,758)	46,306	364	—
Other online standard loan products	(2,998)	(2,852)	5,382	468	—
Offline and non-standard loan products	(2,891)	(71,995)	35,674	39,212	—
Other services	—

Total	(39,801)	(87,605)	87,362	40,044	—